Stock-Based Compensation - Schedule of Fair Value of Option Grants Using the Black-Scholes Option-Pricing Model (Details)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	4 years	4 years
Expected volatility	59.63%	57.53%
Risk-free rate	3.70%	3.55%
Maximum [Member]
Schedule of Fair Value of Stock-Based Compensation Awards [Line Items]
Expected term	5 years	5 years
Expected volatility	65.99%	58.56%
Risk-free rate	4.36%	3.92%